Stock Incentive Plan and Warrants (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended						1 Months Ended					3 Months Ended	12 Months Ended									12 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended																	6 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended											6 Months Ended		9 Months Ended	12 Months Ended			3 Months Ended		1 Months Ended
	Dec. 31, 2005	Mar. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2002	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2005 Stock Options [Member]	May 31, 2005 Stock Options [Member]	Jan. 31, 2005 Stock Options [Member]	Jun. 30, 2004 Stock Options [Member]	Mar. 31, 2004 Stock Options [Member]	Mar. 31, 2006 Stock Options [Member] Person	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2008 Stock Options [Member]	Dec. 31, 2006 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 09, 2005 Stock Options [Member]	May 25, 2005 Stock Options [Member]	Jan. 07, 2005 Stock Options [Member]	Jun. 28, 2004 Stock Options [Member]	Feb. 29, 2004 Stock Options [Member]	Dec. 31, 2012 Stock Compensation Plan [Member]	Jun. 30, 2006 Management [Member] Stock Options [Member]	Jun. 30, 2006 Employee One [Member]	Sep. 30, 2006 Employee One [Member]	Dec. 31, 2011 Employee One [Member] Stock Options [Member] Person	Sep. 30, 2011 Employee One [Member] Stock Options [Member]	Jun. 30, 2011 Employee One [Member] Stock Options [Member]	Mar. 31, 2011 Employee One [Member] Stock Options [Member] Person	Dec. 31, 2010 Employee One [Member] Stock Options [Member] Person	Sep. 30, 2010 Employee One [Member] Stock Options [Member] Person	Jun. 30, 2010 Employee One [Member] Stock Options [Member] Person	Dec. 31, 2009 Employee One [Member] Stock Options [Member]	Sep. 30, 2009 Employee One [Member] Stock Options [Member] Person	Jun. 30, 2009 Employee One [Member] Stock Options [Member] Person	Dec. 31, 2008 Employee One [Member] Stock Options [Member] Person	Jun. 30, 2008 Employee One [Member] Stock Options [Member] Person	Dec. 31, 2007 Employee One [Member] Stock Options [Member] Person	Sep. 30, 2007 Employee One [Member] Stock Options [Member] Person	Mar. 31, 2007 Employee One [Member] Stock Options [Member] Person	Dec. 31, 2006 Employee One [Member] Stock Options [Member] Person	Sep. 30, 2006 Employee One [Member] Stock Options [Member] Person	Jun. 30, 2012 Employee One [Member] Stock Options [Member]	Jun. 30, 2006 Employee One [Member] Stock Options [Member] Person	Sep. 30, 2007 Employee One [Member] Stock Options [Member]	Sep. 30, 2006 Employee One [Member] Stock Options [Member]	Dec. 31, 2012 Employee One [Member] Stock Options [Member]	Dec. 31, 2011 Employee One [Member] Stock Options [Member] Maximum [Member]	Dec. 31, 2011 Employee One [Member] Stock Options [Member] Maximum [Member]	Dec. 31, 2011 Employee One [Member] Stock Options [Member] Minimum [Member]	Dec. 31, 2011 Employee One [Member] Stock Options [Member] Minimum [Member]	Jun. 30, 2006 Other Employee [Member]	Sep. 30, 2006 Other Employee [Member]	Sep. 30, 2011 Other Employee [Member] Stock Options [Member]	Jun. 30, 2011 Other Employee [Member] Stock Options [Member]	Dec. 31, 2010 Other Employee [Member] Stock Options [Member]	Sep. 30, 2010 Other Employee [Member] Stock Options [Member]	Jun. 30, 2010 Other Employee [Member] Stock Options [Member]	Dec. 31, 2009 Other Employee [Member] Stock Options [Member]	Sep. 30, 2009 Other Employee [Member] Stock Options [Member]	Jun. 30, 2009 Other Employee [Member] Stock Options [Member]	Jun. 30, 2008 Other Employee [Member] Stock Options [Member]	Sep. 30, 2007 Other Employee [Member] Stock Options [Member]	Mar. 31, 2007 Other Employee [Member] Stock Options [Member]	Jun. 30, 2012 Other Employee [Member] Stock Options [Member]	Jun. 30, 2006 Other Employee [Member] Stock Options [Member]	Sep. 30, 2006 Other Employee [Member] Stock Options [Member]	Dec. 31, 2012 Other Employee [Member] Stock Options [Member]	Dec. 31, 2008 Other Employee [Member] Stock Options [Member]	Dec. 31, 2007 Other Employee [Member] Stock Options [Member]	Dec. 31, 2011 Other Employee [Member] Stock Options [Member] Maximum [Member]	Dec. 31, 2011 Other Employee [Member] Stock Options [Member] Minimum [Member]	Jun. 30, 2007 Board of Directors Chairman [Member]	May 31, 2005 Board of Directors Chairman [Member] Stock Options [Member]	May 31, 2004 Board of Directors Chairman [Member] Stock Options [Member]	May 31, 2012 Newly Appointed Board Member [Member] Stock Options [Member]	Jun. 30, 2008 Newly Appointed Board Member [Member] Stock Options [Member]	Jun. 30, 2012 Re Elected Board Member [Member] Stock Options [Member]	Jun. 30, 2010 Re Elected Board Member [Member] Stock Options [Member]	Jun. 30, 2009 Re Elected Board Member [Member] Stock Options [Member]	Jun. 30, 2008 Re Elected Board Member [Member] Stock Options [Member]	Jul. 31, 2010 Employees [Member] Stock Options [Member]	Dec. 31, 2005 Employees [Member] Stock Options [Member]	May 31, 2005 Employees [Member] Stock Options [Member]	Jan. 31, 2005 Employees [Member] Stock Options [Member]	Jun. 30, 2004 Employees [Member] Stock Options [Member]	Mar. 31, 2004 Employees [Member] Stock Options [Member]	Jun. 30, 2006 Employee Stock Option [Member] Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of long - term incentive compensation plans			Two
Stock options issued									26,516					114,979	18,450,000	66,666	7,000							20,000,000					100,000	350,000	133,333	500,000	75,000	105,469	15,000	20,000	156,250		193,281	50,000	100,000	120,920				7,166		14,000		300,000		100,000				100,000	133,333	133,333	100,000	52,419	83,334	50,000	150,000	44,795	25,000	9,375		12,500	3,125		66,666	6,250	75,000	25,000	200,000	100,000	100,000	50,000	50,000	200,000	250,000	250,000	200,000	4,000,000
Period of Plan								10 years	3 years	3 years	4 years	4 years	3 years																																																																													3 years
Stock options issued to employees																																																																																					775,000	1,200,000	1,200,000	100,000	1,200,000
Stock option issued to employees/members																									200,000																																																																	4,000,000
Number of option vesting on grant date																			0	0	0	25,000	225,000
Number of Options exercised at an exercise price			15,140,956												0																														0				0																		0
Number of Option exercised															0																																																							0
Options exercise price per Share																				$ 0.75
Common Stock-Value	$ 29,167	$ 126,477				$ 7,700									$ 0											$ 7,882	$ 15,400		$ 100,000	$ 350,000	$ 100,000	$ 500,000	$ 82,500	$ 67,500	$ 15,300	$ 20,400	$ 100,000		$ 109,600	$ 32,000	$ 64,000	$ 133,012			$ 0				$ 0		$ 279,000			$ 4,000	$ 1,000	$ 93,000	$ 100,000	$ 100,000	$ 100,000	$ 39,315	$ 78,334	$ 47,000	$ 96,000	$ 49,275	$ 8,000	$ 3,000	$ 0				$ 62,666	$ 2,000	$ 24,000
Common Stock-Value another employee															0																																						75,000																	0				15,000
Exercise price/Share									$ 1.10					$ 1.10			$ 1.10												$ 1.00	$ 1.00	$ 0.75	$ 1.00	$ 1.10	$ 0.64	$ 1.02	$ 1.02	$ 0.64				$ 0.64	$ 1.10			$ 0.00	$ 1.10	$ 0.64	$ 1.10	$ 0.00		$ 0.93					$ 0.93	$ 0.75	$ 0.75	$ 1.00	$ 0.75	$ 0.94	$ 0.94	$ 0.64	$ 1.10	$ 0.32	$ 0.32	$ 0.00	$ 0.32	$ 0.32		$ 0.94	$ 0.32	$ 0.32
Exercise price/Share another employee																																																					$ 0.75																	$ 0.00				$ 0.60
Options exercise price per Share, Minimum																																							$ 0.32
Options exercise price per Share, Maximum																																							$ 1.02
Number of employees														2														1			1	1	1	1		1	1	1	1	1	1	1	1	1		1
Nonvested shares																		3,400,000
Weighted average fair value per options granted			$ 0.73	$ 0.78	$ 0.88
Stock Incentive Plan and Warrants (Textual) [Abstract]
Stock-based compensation expense			183,028	3,368,950	3,759,650		932,000
Weighted average fair value per options granted			$ 0.73
Total intrinsic value of options exercised			0	108,583	143,702
Unrecognized compensation cost			$ 0